Condensed Statements of Changes in Shareholders' Deficit - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Seamless Group Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Seamless Group Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Seamless Group Inc [Member]	Total	Seamless Group Inc [Member]	Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc [Member]	Total Shareholders' Deficit [Member] Seamless Group Inc [Member]	Noncontrolling Interest [Member] Seamless Group Inc [Member]
Beginning balance, value at Dec. 31, 2020				$ 58,030		$ 22,488,990		$ (45,241,495)		$ (2,597,581)	$ 21,260	$ 26,912	$ (22,646,303)	$ 20,048,722
Beginning balance, shares at Dec. 31, 2020				58,030,000
Net loss								(14,849,199)		(12,885,300)			(14,849,199)	1,963,899
Deconsolidation of a subsidiary										679,502		(26,912)	(26,912)	706,414
Foreign currency translation adjustments										26,245	31,197		31,197	(4,952)
Equity component of convertible bonds						6,683,383				6,683,383			6,683,383
Ending balance, value at Dec. 31, 2021			$ 583	$ 58,030		29,172,373	$ (4,442,807)	(60,090,694)	$ (4,442,224)	(8,093,751)	52,457		(30,807,834)	22,714,083
Balance, shares at Dec. 31, 2021			5,833,083	58,030,000
Beginning balance, value at Mar. 07, 2021
Beginning balance, shares at Mar. 07, 2021
Accretion of Class A Ordinary Share subject to possible redemption					(15,222,233)		(4,261,112)		(19,483,345)
Net loss							(181,695)		(181,695)
Issuance of Class B ordinary shares to Sponsor	[1]		$ 583		24,517				25,100
Issuance of class B ordinary share to sponsor, shares	[1]		5,833,083
Fair value of public warrants issued					7,482,088				7,482,088
Offering costs allocated to public warrants					(349,831)				(349,831)
Private Placement Warrants					7,796,842				7,796,842
Fair value of representative shares					268,617				268,617
Ending balance, value at Dec. 31, 2021			$ 583	$ 58,030		29,172,373	(4,442,807)	(60,090,694)	(4,442,224)	(8,093,751)	52,457		(30,807,834)	22,714,083
Balance, shares at Dec. 31, 2021			5,833,083	58,030,000
Accretion of Class A Ordinary Share subject to possible redemption					(2,999,982)		(2,934,116)		(5,934,098)
Contribution for extension					2,999,982				2,999,982
Net loss							(1,111,964)	(16,678,135)	(1,111,964)	(15,725,713)			(16,678,135)	952,422
Fair value of representative shares									268,617
Foreign currency translation adjustments										2,402	(11,360)		(11,360)	13,762
Acquisition of a subsidiary										993,695	(304)	20,505	20,201	973,494
Dividend to non-controlling interests										(1,912,012)				(1,912,012)
Ending balance, value at Dec. 31, 2022			$ 583	$ 58,030		$ 29,172,373	$ (8,488,887)	$ (76,768,829)	$ (8,488,304)	$ (24,735,379)	$ 40,793	$ 20,505	$ (47,477,128)	$ 22,741,749
Balance, shares at Dec. 31, 2022			5,833,083

[1]	Effective on November 18, 2021, the Subscription Agreement was amended and restated to reflect an additional issuance to Sponsor of 801,833 Founder Share by virtue of the upsize of the offering. Hence, an aggregate of 5,833,083 founder shares of Class B ordinary shares issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the upsize of the offering.